Income Taxes and Federal Duties - Additional Information (Detail) $ in Thousands									12 Months Ended
	Jan. 01, 2019	Dec. 31, 2017 MXN ($) $ / km²	Nov. 30, 2017 MXN ($)	Aug. 18, 2017 MXN ($)	Jan. 01, 2017	Nov. 16, 2016 MXN ($)	Apr. 18, 2016 MXN ($)	Jan. 01, 2016	Dec. 31, 2017 MXN ($) $ / km² $ / l $ / T	Dec. 31, 2016 MXN ($)
Disclosure of Income Tax [Line items]
Decrease in applicable tax rate		65.00%
Profit sharing duty | $									$ 338,044,209	$ 277,161,804
Tax benefit from exploration and extraction activities | $			$ 8,854,391	$ 7,769,915			$ 40,213,913
Compensation authorized for exploration and extraction activities | $									2,186,963
Fiscal support (Profit-sharing duty) | $						$ 28,439,379				28,439,379
Payments made for extraction duty | $									58,523,125
Payments made for exploration duty | $									$ 980,843
Payments made for exploration and extraction duty | $		$ 3,986,112
Applicable tax rate									30.00%
Tax regime applicable to assignments [member]
Disclosure of Income Tax [Line items]
Tax payable for non-producing areas | $ / km²		1,214.21							1,214.21
Tax payable for non-producing areas increased amount | $ / km²		2,903.54							2,903.54
Tax payable for exploration phase | $ / km²		1,583.74							1,583.74
Tax payable for extraction phase | $ / km²		6,334.98							6,334.98
Tax regime applicable to contracts [member]
Disclosure of Income Tax [Line items]
Tax payable for non-producing areas | $ / km²		1,175.42							1,175.42
Tax payable for non-producing areas increased amount | $ / km²		2,810.78							2,810.78
Tax payable for exploration phase | $ / km²		1,583.74							1,583.74
Tax payable for extraction phase | $ / km²		6,334.98							6,334.98
Exploration [member]
Disclosure of Income Tax [Line items]
Applicable tax rate of profit-sharing duty					67.50%			68.75%
Decrease in applicable tax rate	65.00%
Profit sharing duty | $									$ 372,902,629	304,299,019
Profit sharing duty monthly installment | $									377,192,377	301,050,325
Profit sharing duty payable | $									$ 4,289,748	$ 3,248,694
Sale of Automotive Fuels [member] | Magna Gasoline [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									4.30
Sale of Automotive Fuels [member] | Premium Gasoline [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									3.64
Sale of Automotive Fuels [member] | Diesel [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									4.73
States and Municipalities [member] | Magna Gasoline [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									38.00
States and Municipalities [member] | Premium Gasoline [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									46.37
States and Municipalities [member] | Diesel [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									31.54
Fossil Fuels [member] | Diesel [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									13.84
Fossil Fuels [member] | Propane [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									6.50
Fossil Fuels [member] | Butane [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									8.42
Fossil Fuels [member] | Jet and Other Fuel [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									11.41
Fossil Fuels [member] | Turbosine and Other Kerosene [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									13.64
Fossil Fuels [member] | Fuel Oil [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax)									14.78
Fossil Fuels [member] | Petroleum Coke [member]
Disclosure of Income Tax [Line items]
Special tax on production and services (IEPS Tax) | $ / T									17.15